Shareholders' equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders' equity

Note 20 — Shareholders’ equity

Ordinary shares

WiMi Cayman was established under the laws of Cayman Islands on August 16, 2018 with authorized share of 20,115,570 Class A Ordinary Shares of par value USD 0.0001 each, 466,967,730 Class B Ordinary Shares of par value USD 0.0001 each and 12,916,700 Series A Preferred Shares of par value USD 0.0001 each. Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.

During the fourth quarter of 2018, WiMi Cayman issued 20,115,570 of Class A Ordinary Shares and 79,884,430 shares of Class B Ordinary shares, and the shares were accounted as if they were issued and outstanding at the beginning of the period presented pursuant to the reorganization as stated in Note 1.

On March 31, 2020, the Company completed its IPO of 4,750,000 American Depository Shares (“ADS”) and the exercise of over-allotment option 169,140 ADSs at a public offering price of USD 5.50 per ADS, each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.0001 per share, resulting in net proceeds to the Company of USD 24,201,881 (RMB 171,472,748) after deducting underwriting commission and other expenses of USD 2,853,389 (RMB 18,618,078).

On July 27, 2020, the Company completed its second public offering of 7,560,000 American Depository Shares (“ADS”) at a public offering price of USD 8.18 per ADS, each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.0001 per share, resulting in net proceeds to the Company of USD 57,310,503 (RMB 401,339,721) after deducting underwriting commission and other expenses of USD 4,530,297 (RMB 29,559,735).

On March 24, 2021, the Company completed its third public offering of 11,173,335 units at the public offering price of USD 7.50 per unit, with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price of USD 8.60 per ADS and exercisable at any time after the date of issuance and expire on the second anniversary of the date of issuance. Each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.0001 per share. The offering resulted in net proceeds to the Company of approximately USD 77.8 million (RMB 507.9 million) after deducting underwriting commission and other expenses of approximately USD 6.0 million (RMB 38.9 million).

Warrants

The Company’s outstanding warrants are classified as equity since they qualify for exception from derivative accounting as they are considered to be indexed to the Company’s own stock and require net share settlement. The fair value of the warrants of RMB 108.5 million (USD 16.8million) is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock based on the relative fair value of net proceeds received using the following assumptions:

Annual dividend yield	—
Expected life (years)	2.0
Risk-free interest rate	0.92%
Expected volatility	180.03%

As of December 31, 2022, the Company had 4,469,334 warrants outstanding to purchase 11,173,335 ADS with weighed average exercise price of USD 8.60 per ADS and remaining contractual lives of 0.25 years.

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2022:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2019	—	$—
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2020	—	—
Issued	4,469,334	8.6
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2021	—	—
Issued	4,469,334	$8.6
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2022	4,469,334	$8.6
Warrants exercisable, as of December 31, 2022	4,469,334	$8.6

Preferred shares

On November 22, 2018, the Company entered into share purchase agreement with two institutional investors pursuant to which the investors purchased 8,611,133 shares of the Company’s Series A convertible Preferred Shares for total proceeds of USD 20,000,000. The Preferred Shares holders could convert the Class B Ordinary Shares at any time at the Preferred Shares issue prices. Each Preferred Share shall automatically be converted into Class B Ordinary Shares, at the then applicable Preferred Share Conversion Price upon the closing of a Qualified Initial Public Offering (“IPO”). As of December 31, 2020, 8,611,133 shares of the Company’s Series A convertible Preferred Shares have been converted to Class B ordinary shares.

Stock based compensation

On June 6, 2020, the Company’s shareholders approved the Company’s 2020 Equity Incentive Plan (the “2020 Plan”) to be administered by the Company’s board. The maximum aggregate number of Class B ordinary shares that may be issued under the 2020 Equity Incentive Plan is 17,500,000. The awards could be granted in the form of share options, restricted shares, restricted share units and other local awards.

On June 6, 2020, the board of directors approved and granted 15,890,000 Class B ordinary shares valued at USD 1.73 per share on the grant date with an aggregated fair value of USD 27,489,700 under the 2020 Plan to employees, vested on October 1, 2020.

On September 12, 2020, the board of directors approved and granted 148,240 Class B ordinary shares valued at USD 3.31 per share on the grant date with an aggregated fair value of USD 490,674 under the 2020 Plan to employees and consultants, of which 103,240 shares vested on October 15, 2020. The remaining 45,000 shares granted to consultants are vesting in three equal annual instalments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.

On January 26, 2021, the board of directors approved the grant of 720,000 Class B ordinary shares to management and employees. The shares were valued at USD 5.05 per share with grant date fair value of approximately RMB 25.1 million (approximately USD 3.6 million). 180,000 shares are to be vested on March 31, 2021 and remaining shares to be vested over a three year period from March 31, 2021.

As of December 31, 2022, total of 153,300,513 Class B ordinary shares were granted and issued under the 2020 Plan. For the years ended December 31, 2020, 2021 and 2022, the Company recorded RMB 191,418,458, RMB 10,582,557 and RMB 6,447,471 (USD 925,749) compensation expense related to the stock grants, respectively. As of December 31, 2022, total of 236,250 Class B ordinary shares under the 2020 and 2021 Plan with grant date fair value of approximately RMB 6.7 million (USD 1.0 million) were to be amortized through March 31, 2024.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by WiMi WFOE, Lixin Technology, SZ Weiyixin, SH Weimu, Beijing WiMi and Shenzhen Yitian (collectively “WiMi PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of WiMi PRC entities.

WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, WiMi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. WiMi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, WiMi PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict WiMi PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2022, amounts restricted are the paid-in-capital and statutory reserve of WiMi PRC entities, which amounted to RMB 560,065,210 (USD 80,415,991).

Statutory reserve

As of December 31, 2021 and 2022, WiMi PRC entities collectively attributed RMB 28,573,157 and RMB 24,478,153 (USD 3,514,653), of retained earnings for their statutory reserves, respectively.